Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2026	Jun. 30, 2025
Class A Ordinary Shares
Ordinary shares, shares authorized (in Shares)	430,000,000	430,000,000
Ordinary shares, shares issued (in Shares)	119,595,046	119,595,046
Ordinary shares, shares outstanding (in Shares)	107,883,184	114,114,919
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Class B Ordinary Shares
Ordinary shares, shares authorized (in Shares)	70,000,000	70,000,000
Ordinary shares, shares issued (in Shares)	49,859,049	49,859,049
Ordinary shares, shares outstanding (in Shares)	49,859,049	49,859,049
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001